Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 952,912	¥ 968,121
1 to 89 days past due, Performing	7,977	5,459
Greater than 90 days past due, Nonperforming	16,207	19,539
Total	977,096	993,119
Greater than 90 days and accruing	1,633	4,662
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	330,976	323,790
1 to 89 days past due, Performing	1,576	1,854
Greater than 90 days past due, Nonperforming	4,428	4,687
Total	336,980	330,331
Greater than 90 days and accruing	186	640
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	400,128	455,201
1 to 89 days past due, Performing	3,453	942
Greater than 90 days past due, Nonperforming	10,368	12,898
Total	413,949	469,041
Greater than 90 days and accruing	1,447	4,022
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	219,617	187,746
1 to 89 days past due, Performing	2,943	2,653
Greater than 90 days past due, Nonperforming	1,342	1,712
Total	223,902	192,111
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	2,191	1,384
1 to 89 days past due, Performing	5	10
Greater than 90 days past due, Nonperforming	69	242
Total	2,265	1,636
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	196,056	189,118
Past due	9,372	11,920
Total	205,428	201,038
Past due and accruing